Interest-bearing loans and borrowings (Details Narrative) S/ in Thousands, $ in Thousands			12 Months Ended
	Feb. 01, 2013 USD ($)	Feb. 01, 2013 PEN (S/)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 PEN (S/)
Disclosure of detailed information about borrowings [line items]
Accrued interest | S/			S/ 45,358	S/ 44,729	S/ 8,108
Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Total net proceeds from borowing | S/		S/ 762,067
Senior Notes [Member] | USD
Disclosure of detailed information about borrowings [line items]
Face amount | $	$ 300,000
Total net proceeds from borowing | $	$ 293,646